As filed with the Securities and Exchange Commission on December 8, 2003
                     Registration Nos. 2-99810 and 811-04391
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]
         Pre-Effective Amendment                                    [ ]
         Post-Effective Amendment No. 70                            [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
         ACT OF 1940                                                [X]
                  Amendment No. 68                                  [X]

                                   PBHG FUNDS
         ---------------------------------------------------------------
         (Exact name of registrant as specified in Declaration of Trust)

               1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087
               ---------------------------------------------------
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, Including Area Code (610) 647-4100
                                                           --------------

                                Harold J. Baxter
               1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087
                     (Name and Address of Agent For Service)

                                   Copies to:

     William H. Rheiner, Esq          and to          John M. Zerr, Esq.
Ballard Spahr Andrews & Ingersoll              Pilgrim Baxter & Associates, Ltd.
 1735 Market Street, 51st Floor                   1400 Liberty Ridge Drive
   Philadelphia, PA 19103-7599                        Wayne, PA 19087
         (215) 864-8600                                (610) 341-9000

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Filing.

It is proposed that this filing will become effective (check appropriate box) | | immediately upon filing pursuant to paragraph (b)
|X| on January 7, 2003 pursuant to paragraph (b)
| | 60 days after filing pursuant to paragraph (a)(1)
| | on (date) pursuant to paragraph (a)(1)
| | 75 days after filing pursuant to paragraph (a)(2)
| | on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

|X| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Offered: Common Stock

                     Contents of the Registration Statement

Cover Page

Contents of Registration Page

Prospectus - incorporated by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 24, 2003, Edgar Accession No.
0001135428-03-000541.

Prospectus Supplements -- incorporated by reference to Prospectus Supplements filed with the Securities and Exchange Commission on November 13, 2003 and November 21, 2003, Edgar Accession No. 0001135428-03-000541.

Statement of Additional Information - incorporated by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 24, 2003, Edgar Accession No. 0001135428-03-000541.

Part C - incorporated by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 24, 2003, Edgar Accession No.
0001135428-03-000541.

Signature Page


The sole purposes of this filing are to delay the effective date for the Registrant's Post-Effective Amendment No. 67 to the Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 24, 2003 to January 7, 2003 and to incorporate by reference certain prospectus supplements filed after September 24, 2003.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Wayne and Commonwealth of Pennsylvania on this 8th day of December, 2003.


                                              PBHG FUNDS
                                              Registrant


                                              By: /s/ David J. Bullock
                                                  ------------------------------
                                                  David J. Bullock
                                                  President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

         SIGNATURE                             TITLE                             DATE
         ---------                             -----                             ----

              *
--------------------------------             Trustee                         December 8, 2003
John R. Bartholdson

              *
--------------------------------             Trustee                         December 8, 2003
Jettie M. Edwards

              *
--------------------------------             Trustee                         December 8, 2003
Albert A. Miller


/s/ David J. Bullock                         President                       December 8, 2003
--------------------------------
David J. Bullock


/s/ Lee T. Cummings                          Treasurer,                      December 8, 2003
--------------------------------             Chief Financial Officer
Lee T. Cummings                              and Controller



                              *By /s/ John M. Zerr
                                  ---------------------------
                                  John M. Zerr
                                  Attorney-in-Fact
